UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2007 to June 30, 2008

Proxy Voting Record for the Reporting Period from July 1, 2007 to June 30, 2008

        Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
A.M. Castle & Co.	CAS	148411101	04/24/2008	1. Election of Directors
				2. Approval of 2008
				Restricted Stock, Stock
				Option and Equity
				Compensation Plan

AAON, Inc.	AAON	000360206	05/20/2008	1. Election of Directors

Aceto Corporation	ACET	004446100	12/06/2007	1. Election of Directors
				2. Approval of 2007 Long-Term
				Performance Incentive Plan
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Actel Corporation	ACTL	004934105	03/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Actel Corporation	ACTL	004934105	05/23/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

AEP Industries Inc.	AEPI	001031103	04/08/2008	1. Election of Directors
				2. Approval of Management
				Incentive Plan
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Aladdin Knowledge Systems Ltd.	ALDN	M0392N101	12/20/2007	1. Election of Directors
				2. Approval of Compensation
				to Outside Directors
				3. Approval of
				Recommendation for
				Independent Registered
				Public Accounting Firm
				4. Approval of Service of
				Chairman of the Board
				and Chief Executive
				Officer
				5. Approval and
				Ratification of
				Director’s and Officer’s
				Insurance

Allied Healthcare Products, Inc.	AHPI	019222108	11/08/2007	1. Election of Directors

Allied Nevada Gold Corp.	ANV	019344100	06/18/2008	1. Election of Directors
				2. Approval of Amendments
				to 2007 Stock Option Plan
				3. Approval of Restricted
				Share Plan
				4. Ratification of
				Independent Registered
				Public Accounting Firm

Ameren Corporation	AEE	023608102	04/22/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

American Ecology Corporation	ECOL	025533407	05/22/2008	1. Election of Directors
				2. Approval of 2008 Stock
				Option Incentive Plan
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

American Software, Inc.	AMSWA	029683109	08/20/2007	1. Election of Directors
				2. Approval of 2001 Stock
				Option Plan to
				Increase Shares
				Available for Option
				Grants

Apogee Enterprises, Inc.	APOG	037598109	06/25/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Arena Resources, Inc.	ARD	040049108	10/25/2007	1. Election of Directors
				2. Approval of Amendment
				to Executive Stock
				Option Plan Increasing
				Shares
				3. Approval of Amended
				and Restated 2006
				Non-Employee Director
				Stock Plan

Ashworth, Inc.	ASHW	04516H101	08/30/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Ashworth, Inc.	ASHW	04516H101	05/29/2008	1. Election of Directors
				2. Approval of Amendments
				to Amended and
				Restated 2000 Equity
				Incentive Plan to
				Increase Shares
				Available, Extend Term
				and Re-Approve
				Performance Goals
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Astro-Med, Inc.	A LOT	04638F108	05/13/2008	1. Election of Directors

Barrett Business Services, Inc.	BBSI	68463108	05/14/2008	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

BioScrip, Inc.	BIOS	09069N108	04/29/2008	1. Election of Directors
				2. Approval of 2008
				Equity Incentive Plan
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Brigham Exploration Company	BEXP	109178103	05/23/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

California Micro Devices Corp.	CAMD	130439102	08/24/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2004 Omnibus
				Incentive Compensation
				Plan Increasing Shares
				4. Approval of Amendment
				to 1995 Employee Stock
				Purchase Plan
				Increasing Shares

Callon Petroleum Company	CPE	13123X102	05/01/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Catalyst Semicondutor, Inc.	CATS	148881105	09/25/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

CE Franklin Ltd.	CFK	125151100	04/24/2008	1. Election of Directors
				2. Receipt and
				Consideration of
				Financial Statements
				3. Appointment of Auditors

Century Casinos, Inc	CNTY	156492100	06/16/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Ceragon Networks Ltd.	CRNT	M22013102	10/25/2007	1. Approval of Increase
				in Share Capital
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Directors
				and Officers Liability
				Insurance
				4. Review and
				Consideration of
				Financial Statements

Coachmen Industries, Inc.	COA	189873102	05/01/2008	1. Election of Directors

Columbus McKinnon Corporation	CMCO	199333105	07/30/2007	1. Election of Directors

Comfort Systems USA, Inc.	FIX	199908104	05/16/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2006
				Equity Compensation
				Plan for Non-Employee
				Directors
				4. Approval of 2008
				Senior Management
				Annual Performance Plan

CRM Holdings, Ltd.	CRMH	G2554P103	05/07/2008	1. Election of Directors
				2. Direction to the
				Company to Elect
				Director Designees for
				Affiliate
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Cutera, Inc.	CUTR	232109108	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				2004 Equity Incentive
				Plan

CyberOptics Corporation	CYBE	232517102	05/19/2008	1. Election of Directors
				2. Approval of Stock
				Grant Plan for
				Non-Employee Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

DIGI International Inc.	DGII	253798102	01/24/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Ditech Networks, Inc.	DITC	25500T108	10/10/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Duckwall-ALCO Stores, Inc.	DUCK	264142100	06/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Non-Qualified Stock
				Option Plan for
				Non-Management
				Directors to Increase
				Shares and Eliminate
				Limit on Amount to
				Directors

Dynamex Inc.	DDMX	26784F103	01/08/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008
				Equity Compensation
				Plan

EFJ, Inc.	EFJI	26843B101	05/28/2008	1. Election of Directors
				2. Approval of Amendment
				to Certificate of
				Incorporation to
				Change Name
				3. Approval of Amendment
				to 2005 Omnibus
				Incentive Compensation
				Plan to Increase Shares

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

EMAK Worldwide, Inc.	EMAK	26861V104	06/10/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2004 Non-Employee
				Director Stock
				Incentive Plan
				Increasing Shares

Emerson Radio Corp.	MSN	291087203	12/13/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Exponent, Inc.	EXPO	30214U102	05/29/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008
				Equity Incentive Plan
				4. Approval of 2008
				Employee Stock
				Purchase Plan

Five Star Quality Care, Inc.	FVE	33832D106	05/15/2008	1. Election of Directors

Flexsteel Industries, Inc.	FLXS	339382103	12/10/2007	1. Election of Directors
				2. Approval of 2007
				Long-Term Management
				Incentive Compensation
				Plan

Flanders Corporation	FLDR	338494107	12/17/2007	1. Election of Directors
				2. Approval of 2007
				Equity Incentive Plan

Forrester Research, Inc.	FORR	346563109	12/28/2007	1. Election of Directors

Forrester Research, Inc.	FORR	346563109	05/13/2008	1. Election of Directors

Fronteer Development Group Inc.	FRG	35903Q106	05/06/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Furniture Brands International, Inc	FBN	360921100	05/01/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm
3. Approval of 2008
Incentive Plan
4. Election of Dissident
Slate of Directors
Proposed by
Shareholder (the Fund
voted AGAINST)
5. Approval of
Shareholder Proposal
Relating to Repeal of
Certain Bylaw
Provisions (the Fund
voted AGAINST)

Gilat Satellite Networks Ltd.	GILT	M51474118	10/16/2007	1. Election of Directors
2. Reappointment of
Independent Auditors
3. Receipt and
Consideration of
Financial Statements
4. Approval of Bonus to
Chief Executive
Officer and Chairman
of the Board

Gilat Satellite Networks Ltd.	GILT	M51474118	05/28/2008	1. Election of Director
2. Approval of
Compensation and
Remuneration of
External Directors

Globecomm Systems Inc.	GCOM	37956X103	11/15/2007	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

GMX Resources Inc.	GMXR	38011M108	05/28/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm
3. Approval of 2008
Long-Term Incentive
Plan
4. Approval of Amendment
to Certificate of
Designation of
Preferred Stock
5. Approval of
Authorization and
Issuance of Shares
upon Conversion of
Convertible Securities

GP Strategies Corporation	GPX	36225V104	12/10/2007	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm
3. Approval of Amendment
to Restated
Certificate of
Incorporation
Increasing Authorized
Shares

GSI Group Inc.	GSIG	36229U102	05/13/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm
3. Approval of Amendment
to 2006 Equity
Incentive Plan
4. Approval of Amendment
to Bylaws Relating to
Issuance of Shares
without Physical
Certificate
5. Approval of Amendment
to Bylaws Relating to
Electronic Delivery of
Annual Report
6. Approval of
Shareholder Rights Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

GulfMark Offshore, Inc.	GLF	402629109	05/15/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Gulfport Energy Corporation	GPOR	402635304	06/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

H&R BLOCK, INC.	HRB	093671105	09/06/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of
				Shareholder Proposal
				(the Fund voted
				AGAINST)

Harmonic Inc.	HLIT	413160102	05/15/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendments
				to 1995 Stock Plan
				4. Approval of Amendments
				to 2002 Director
				Option Plan

Hartmarx Corporation	HMS	417119104	04/16/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Hastings Entertainment, Inc.	HAST	418365102	06/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Hauppauge Digital, Inc.	HAUP	419311107	10/12/2007	1. Election of Directors

Hauppauge Digital, Inc.	HAUP	419131107	02/28/2008	1. Election of Directors

Hauppauge Digital, Inc.	HAP	419131107	03/27/2008	1. Election of Directors

Haverty Furniture Companies, Inc.	HVT	419596101	05/09/2008	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Healthtronics, Inc.	HTRN	42222L107	05/08/2008	1. Election of Directors
				2. Approval of Amendment
				to 204 Equity
				Incentive Plan
				Increasing Shares and
				Prohibiting Repricing

Hill International, Inc.	HIL	431466101	06/10/2008	1. Election of Directors
				2. Approval of Increase
				in Number of Shares
				Issuable under 2006
				Employee Stock Option
				Plan
				3. Approval of 2007
				Restricted Stock Grant
				Plan
				4. Approval of 2008
				Employee Stock
				Purchase Plan

Home Diagnostics, Inc.	HDIX	437080104	06/03/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Hooker Furniture Corporation	HOFT	439038100	06/30/2008	1. Election of Directors

Hooper Holmes, Inc.	HH	439104100	05/29/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008
				Omnibus Employee
				Incentive Plan

Hypercom Corporation	HYC	44913M105	06/05/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of New
				Employee Stock
				Purchase Plan

ICT Group, Inc.	ICTG	44929Y101	05/30/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

IMAX Corporation	IMAX	45245E109	09/10/2007	1. Election of Directors
2. Appointment of
Auditors and
Authorization of
Auditors’ Remuneration
3. Receipt of Financial
Statements

IMAX Corporation	IMAX	45245E109	06/18/2008	1. Election of Directors
2. Appointment of
Auditors and
Authorization of
Auditors’ Remuneration
3. Receipt of Financial
Statements
4. Approval of Amendments
to Stock Option Plan

Infocus Corporation	INFS	45665B106	07/13/2007	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm

Infocus Corporation	INFS	45665B106	05/14/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm

Insituform Technologies, Inc.	INSU	457667103	05/19/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm

Integral Systems, Inc.	ISYS	45810H107	02/20/2008	1. Election of Directors
2. Ratification of
Independent Registered
Public Accounting Firm
3. Approval of 2008 Stock
Incentive Plan
4. Approval of Employee
Stock Purchase Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Intel Corporation	INTC	458140100	05/21/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of
				Shareholder Proposal
				Relating to Amendment
				to Bylaws (the Fund
				voted AGAINST)

International Game Technology	IGT	459902102	02/27/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2002 Stock
				Incentive Plan

Intervoice, Inc.	INTV	461142101	07/23/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

iPass Inc.	IPAS	46261V108	05/29/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendments
				to Bylaws

John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/05/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Kimball International, Inc.	KBALB	494274103	10/16/2007	1. Election of Directors

Landec Corporation	LNDC	514766104	10/11/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Change of
				Domicile from
				California to Delaware

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Lifetime Brands, Inc.	LCUT	53222Q103	06/05/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2000 Long-Term
				Incentive Plan to
				Increase Shares

Mannatech, Incorporated	MTEX	563771104	06/18/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008 Stock
				Incentive Plan

MarineMax, Inc.	HZO	567908108	02/28/2008	1. Election of Directors
				2. Approval of 2008
				Employee Stock
				Purchase Plan

Measurement Specialties, Inc.	MEAS	583421102	09/10/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Second Restated
				Certificate of
				Incorporation
				Increasing Authorized
				Shares
				4. Approval of Amendment
				to Second Restated
				Certificate of
				Incorporation
				Providing for
				Indemnification of
				Directors, Officers
				and Employees

Medical Actions Industries Inc.	MDCI	58449L100	08/16/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Midas, Inc.	MDS	595626102	05/06/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Moldflow Corporation	MFLO	608507109	11/01/2007	1. Election of Directors

Monmouth Real Estate Investment Corporation	MNRTA	609720107	07/26/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2007 Stock
				Option Plan
				4. Approval of Merger

Monmouth Real Estate Investment Corporation	MNRTA	609720107	05/01/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Monro Muffler Brake, Inc.	MNRO	610236101	08/21/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Restated
				Certificate of
				Incorporation to
				Increase Authorized
				Shares
				4. Ratification of
				Adoption of 2007 Stock
				Incentive Plan

Nam Tai Electronics, Inc.	NTE	629865205	06/06/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

NATCO Group Inc.	NTG	63227W203	05/08/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

National Dentex Corporation	NADX	63563H109	05/13/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

NetScout Systems, Inc.	NTCT	64115T104	09/12/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2007
				Equity Incentive Plan

Newpark Resources, Inc.	NR	651718504	06/11/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008
				Employee Stock
				Purchase Plan

Nicholas Financial, Inc.	NICK	65373J209	08/07/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Receipt of Report of
				Directors
				4. Receipt of Financial
				Statements

Noble International, LTD	NOBL	655053106	08/30/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Share
				Purchase Agreement
				4. Approval of 2007 Stock
				Option Plan
				5. Approval of
				Adjournment of Meeting

Northern Orion Resources Inc.	NTO	665575106	08/22/2007	1. Approval of Business
				Combination

Northwest Pipe Company	NWPX	667746101	05/13/2008	1. Election of Directors

Novagold Resources Inc.	NG	66987E206	05/28/2008	1. Election of Directors
				2. Appointment of
				Auditors and
				Authorization of
				Auditors’ Remuneration
				3. Receipt of Financial
				Statements

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

NovAtel Inc.	NGPS	669954109	07/26/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2007 Stock
				Incentive Plan
				4. Receipt of Financial
				Statements

Oplink Communications, Inc.	OPLK	68375Q403	11/08/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Overland Storage, Inc.	OVRL	690310107	11/13/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2003
				Equity Incentive Plan

PAR Technology Corporation	PTC	698884103	05/22/2008	1. Election of Directors

Park-Ohio Holdings Corp.	PKOH	700666100	05/20/2008	1. Election of Directors

PC Mall, Inc.	MALL	69323K100	08/31/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

PCTEL, Inc.	PCTI	69325Q105	06/10/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Penford Corporation	PENX	707051108	01/31/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of 2008
				Employee Stock
				Purchase Plan

Penn Treaty American Corporation	PTA	707874400	12/28/2007	1. Approval of Grant of
				Stock Options to Third
				Party
				2. Approval of Grant of
				Stock Options to Third
				Party

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Perry Ellis International, Inc.	PERY	288853104	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2005
				Long-Term Incentive
				Compensation Plan

Polymet Mining Corp.	PLM	731916102	06/17/2008	1. Receipt of Financial
				Statements
				2. Fix Number of Directors
				3. Election of Directors
				4. Appointment of Auditors
				5. Approval of Amendment
				to Amended and
				Restated Shareholder
				Rights Plan
				6. Approval of Issuance
				of Shares under Share
				Bonus Plan

Printronix, Inc.	PTNX	742578107	08/21/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Printronix, Inc.	PTNX	742578107	12/27/2007	1. Approval of Adoption
				of Merger Agreement
				2. Approval of
				Adjournment of Meeting

Psychemedics Corporation	PMD	744375205	05/15/2008	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

RADIVISION, Ltd.	RVSN	M81869105	07/22/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Articles of
				Association
				4. Ratification of New
				Indemnification
				Agreements
				5. Approval of
				Remuneration of
				Directors
				6. Approval to Increase
				Authorized Share
				Capital
				7. Review and Discussion
				of Directors’ Annual
				Report, Auditor’s
				Report and Financial
				Statements

RCM Technologies, Inc.	RCMT	749360400	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Rentrak Corporation	RENT	760174102	08/23/2007	1. Election of Directors
				2. Reports of Officers

Rimage Corporation	RIMG	766721104	05/14/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Rudolph Technologies, Inc.	RTEC	781270103	05/20/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Rush Enterprises, Inc.	RUSHB	781846308	09/20/2007	1. Approval of Amendment
				to Restated Articles
				of Incorporation to
				Increase Authorized
				Shares

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Rush Enterprises, Inc.	RUSHA	781846209	05/20/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2006
				Non-Employee Director
				Stock Plan

Rush Enterprises, Inc.	RUSHB	781846308	05/20/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2006
				Non-Employee Director
				Stock Plan

Sanders Morris Harris Group, Inc.	SMHG	80000Q104	05/22/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Seabridge Gold Inc.	SA	811916105	06/16/2008	1. Receipt and
				Consideration of
				Financial Statements
				2. Election of Directors
				3. Appointment of Auditors
				4. Authorization to Fix
				Remuneration for
				Auditors
				5. Amendment to Bylaws
				6. Approval of Increase
				of Shares under Stock
				Option Plan
				7. Approval of Amendments
				to Stock Option Plan
				8. Approval of Grants of
				Stock Options to
				Officers and Employees
				9. Advance Approval of
				New Stock Option Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Seachange International, Inc.	SEAC	811699107	07/16/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Third Amended and
				Restated 1996 Employee
				Stock Purchase Plan

Smith Micro Software, Inc.	SMSI	832154108	09/27/2007	1. Approval of Amended
				and Restated 2005
				Stock Option/Stock
				Issuance Plan

Sorl Auto Parts, Inc.	SORL	78461U101	09/24/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Spartan Motors, Inc.	SPAR	846819100	05/21/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2006
				Non-Employee Director
				Stock Plan

Standard Motor Products, Inc.	SMP	853666105	05/15/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				ublic Accounting Firm

Stanley Furniture Company, Inc.	STLY	854305208	04/15/2008	1. Election of Directors
				2. Approval of 2008
				Incentive Compensation
				Plan

StealthGas Inc.	GASS	Y81669106	07/19/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Steinway Musical Instruments, Inc	LVB	858495104	05/19/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Sterling Construction Company, Inc.	STRL	859241101	05/08/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated
				Certificate of
				Incorporation
				4. Approval of Amendment
				to Certificate of
				Incorporation to
				Increase Authorized
				Shares

Stewart Enterprises, Inc.	STE	860370105	04/03/2008	1. Election of Directors
				2. Approval of Amendment
				to Amended and
				Restated Articles of
				Incorporation
				Increasing Authorized
				Shares

Tandy Brands	TBAC	875378101	10/29/2007	1. Election of Directors
				2. Approval of
				Shareholder Proposal
				to Declassify Board
				(the Fund voted
				AGAINST)
				3. Ratification of
				Independent Registered
				Public Accounting Firm

Team, Inc.	TISI	878155100	09/27/2007	1. Election of Directors
				2. Approval of Increase
				in Shares under First
				Amended and Restated
				2006 Stock Incentive
				Plan
				3. Approval of Executive
				Incentive Compensation
				Plan

TechTeam Global, Inc.	TEAM	878311109	05/21/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Techwell, Inc.	TWLL	87874D101	06/24/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Tejon Ranch Co.	TRC	879080109	05/13/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendments
				to 1998 Stock
				Incentive Plan
				4. Approval of Amendment
				to Non-Employee
				Director Stock
				Incentive Plan

Telecommunication Systems, Inc.	TSYS	87929J103	06/12/2008	1. Election of Directors

Tengasco, Inc.	TGC	88033R304	06/02/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendments
				to Stock Incentive Plan

TGC Industries, Inc.	TGE	872417308	06/03/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

The Allied Defense Group, Inc.	ADG	019118108	10/01/2007	1. Approval of Issuance
				of Common Stock

The Management Network Group, Inc.	TMNG	561693102	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

The Middleby Corporation	MDD	596278101	05/09/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2007 Stock
				Incentive Plan
				4. Approval of Amendment
				to Executive Officer
				Incentive Plan

ThermoGenesis Corp.	KOOL	883623209	12/14/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of
				Shareholder Proposal
				Relating to Amendment
				to Bylaws (the Fund
				voted AGAINST)

Tier Technologies, Inc.	TIER	88650Q100	02/28/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Tradestation Group, Inc.	TRAD	89267P105	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Transglobe Energy Corporation	TGA	893662106	05/7/2008	1. Receipt and
				Consideration of
				Financial Statements
				2. Fix Number of Directors
				3. Election of Directors
				4. Appointment of Auditors
				5. Approval of
				Shareholder Protection
				Rights Plan

Trinity Biotech PLC	TRIB	896438306	10/01/2007	1. Approval of Capital
				Structure Changes

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Trinity Biotech PLC	TRIB	896438306	06/09/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Share
				Repurchases
				4. Receipt of Financial
				Statements
				5. Approval of Share
				Issuance

TXCO Resources Inc.	TXCO	87311M102	05/30/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 2005 Stock
				Incentive Plan
				4. Approval of Adoption
				of Overriding Royalty
				Purchase Plan

Union Drilling, Inc.	UDRL	90653P105	06/10/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendments
				to Amended 2005 Stock
				Option Plan

Universal Electronics, Inc.	UEIC	913483103	06/12/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Uranium Resources, Inc.	URRE	916901507	06/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2006
				Non-Employee Director
				Stock Plan

USA Truck, Inc.	USAK	902925106	05/07/2008	1. Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

VAALCO Energy, Inc.	EGY	91851C201	06/04/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Election of Dissident
				Slate of Directors
				Proposed by
				Shareholder (the Fund
				voted AGAINST)

Versar, Inc.	VSR	925297103	11/14/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Vignette Corporation	VIGN	926734401	05/23/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Vista Gold Corp	VGZ	927926303	05/05/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Receipt of Annual
				Report and Financial
				Statements

Vitran Corporation	VTNC	92850E107	04/22/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to Stock Option Plan
				4. Approval of Amendment
				to Bylaws

VIVUS, Inc.	VVUS	928551100	06/13/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered

Westell Technologies, Inc.	WSTL	957541105	09/27/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm

World Fuel Services Corporation	INT	981475106	06/03/2008	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amended
				and Restated 2003
				Executive Incentive
				Plan

Youbet.com, Inc.	UBET	987413101	06/12/2008	1. Election of Directors
				2. Approval of Amendment
				to Equity Incentive
				Plan Increasing Shares

Zila, Inc.	ZILA	989513205	12/13/2007	1. Election of Directors
				2. Ratification of
				Independent Registered
				Public Accounting Firm
				3. Approval of Amendment
				to 1997 Stock Award
				Plan to Increase Shares

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 28, 2008.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)